Warrants (Details)			6 Months Ended		12 Months Ended
	Feb. 03, 2026 shares	Nov. 30, 2025 $ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Nov. 07, 2025
Warrants [Line Items]
Warrants term		5 years
Additional paid-in capital			$ 33,567,042
Cashless exercise for warrant liabilities			34,195,448
Gains on settlement of warrant liabilities			(628,406)
Additional paid-in capital			$ 33,561,639
Unit Purchase Options [Member]
Warrants [Line Items]
Number of units held | shares			431,250
Units exercised | shares
Warrants term			2 years 6 months
Warrants [Member]
Warrants [Line Items]
Warrants term						5 years
Issuance of warrants | shares		5,332,216
Additional paid-in capital			$ 33,567,042
Cashless exercise for warrant liabilities			$ 34,195,448
Warrants [Member] | Private Placement [Member]
Warrants [Line Items]
Issuance of warrants | shares	6,753,470
Expected Volatility [Member] | Unit Purchase Options [Member]
Warrants [Line Items]
Unit purchase options, measurement inputs			15.39
Risk-Free Interest Rate [Member]
Warrants [Line Items]
Unit purchase options, measurement inputs					3.71
Risk-Free Interest Rate [Member] | Unit Purchase Options [Member]
Warrants [Line Items]
Unit purchase options, measurement inputs			4.36
Time to Expiration [Member]
Warrants [Line Items]
Unit purchase options, measurement inputs					4.87
Time to Expiration [Member] | Unit Purchase Options [Member]
Warrants [Line Items]
Unit purchase options, measurement inputs			2.5
Exercise Price [Member]
Warrants [Line Items]
Unit purchase options, measurement inputs					2.16
Exercise Price [Member] | Unit Purchase Options [Member]
Warrants [Line Items]
Unit purchase options, measurement inputs			11
Share Price [Member] | Unit Purchase Options [Member]
Warrants [Line Items]
Unit purchase options, measurement inputs			3.41
Ordinary Shares [Member]
Warrants [Line Items]
Additional paid-in capital			$ 5,403
Gains on settlement of warrant liabilities			628,406
Ordinary Shares [Member] | Warrants [Member]
Warrants [Line Items]
Issuance of warrants | shares					5,332,216
Warrants to purchase | shares		10,664,432
Price per share (in Dollars per share) | $ / shares		$ 2.16
Outstanding shares | shares					10,664,432
Additional paid-in capital			$ 6,753,470